Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Gain Contingencies [Line Items]
Commitments and Contingencies
7. Commitments and Contingencies

The Company is subject to various routine legal proceedings and other matters in the ordinary course of business. The Company does not currently have any litigation that would have a material adverse impact on the Company’s financial statements. The Company previously was engaged in litigation with an Internet service provider, however, the parties reached a settlement that did not have a material impact on the Company’s consolidated financial statements.

Qualitytech, LP [Member]
Gain Contingencies [Line Items]
Commitments and Contingencies
7. Commitments and Contingencies

The Company is subject to various routine legal proceedings and other matters in the ordinary course of business. The Company does not currently have any litigation that would have a material adverse impact on the Company’s financial statements. The Company previously was engaged in litigation with an Internet service provider, however, the parties reached a settlement that did not have a material impact on the Company’s consolidated financial statements.